SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / ounce	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Write down of fixed assets	$ 2,771	$ 1,719
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Mining equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Mining equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	10 years
Mobile equipment components | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Mobile equipment components | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	9 years
Pitarrilla Project | Silver
Disclosure of detailed information about property, plant and equipment [line items]
Write down of fixed assets	$ 64,000
Discounted cash flow, price per ounce (usd per oz) | $ / ounce	17.75
Weighted average cost of capital, significant unobservable inputs, assets	8.50%
Percentage of increase (decrease) in value of currency	(3.00%)
Discount rate used in current measurement of expected future proceeds from sale of assets	9.00%